Share-based payments - Narrative (Details) $ / shares in Units, ¥ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2026 JPY (¥)	Sep. 30, 2025 JPY (¥)
Service-Based Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				10 months
Service-Based Conditions, Restricted Share Units | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period				3 years
Market Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calendar days				30 days
Market Conditions, Restricted Share Units | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average closing price (in USD per share) | $ / shares			$ 12.00
Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation | ¥	¥ 300	¥ 321		¥ 630	¥ 619
Unrecognized costs of unvested RSUs | $			$ 11
Weighted-average recognition period				1 year 4 months 28 days
Thunder Bridge
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Ordinary share per unit delivered once vested | shares			1